COMMITMENTS AND CONTINGENCIES (Details) - Alleged wrongful dilution of equity $ in Millions	1 Months Ended
Sep. 30, 2019 USD ($) shares
Loss Contingencies [Line Items]
Settlement amount paid to plaintiffs | $	$ 1.7
Preferred shares forfeited by plaintiffs	2,949
Common shares forfeited by plaintiffs	10,540